Operating Segments	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
OPERATING SEGMENTS

NOTE 14:- OPERATING SEGMENTS

The Company applies the principles of IFRS 8, “Operating Segments” (“IFRS 8”), regarding operating segments. The segment reporting is based on internal management reports of the Company’s management, which are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated and assess performance. According to the principles of IFRS 8, the Company’s management determined that it has three reportable segments – (1) development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company’s operation); (2) online sales of a range of hemp-based products including hemp gummies, hemp oil capsules, hemp gel, hemp cream, detox pills, height pills, antibacterial creams, and anti-aging creams, among other beauty and hair treatment products that are all manufactured in the United States; and (3) quantum-enhanced methods to provide solutions for drug discovery, clinical trial optimization, logistics, biomedicine, and the security sectors. The quantum simulation segment is conducted by CliniQ.

Segment performance (segment income (loss)) is evaluated based on operating income (loss) in the financial statements. The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis.

The CODM reviews segment performance based on the segments’ results. Certain expenses that are not specifically attributable to a segment are excluded from segment results and presented as reconciling items between total segment results and the consolidated operating result.

The Group’s CODM is the Chief Executive Officer of the Company.

	Six Months Ended June 30, 2026
	Drug Development	Online Sales	Quantum Simulation	Total
Revenues
External	$-	$284	$-	$284
Total	-	284	-	284

Cost of revenues	-	72	-	72
Research and development expenses	1,559	-	16	1,575
Sales, marketing and distribution	-	326	-	326
General and administrative expenses	3,154	22	22	3,198

Segments’ operating loss	4,713	136	38	4,887
Finance expense, net				1,164
Loss				$6,051

	Six months ended June 30, 2025
	Drug Development	Online Sales	Total
Revenues
External	$-	$461	$461
Total	-	$461	$461

Cost of revenues	-	101	101
Research and development expenses	938	-	938
Sales, marketing and distribution	-	491	491
General and administrative expenses	2,070	39	2,109
Other income, net	(465)	-	(465)

Segment loss	2,543	170	2,713
Company’s share of losses of company accounted for at equity, net			312
Loss on impairment of loans			5,973
Finance expense, net			414

Loss			9,412

	As of June 30, 2026
	Drug Development	Online Sales	Quantum Technology	Total
Segment assets	$6,736	$1,309	$10,446	$18,491

Segment liabilities	$4,732	$394	$2,094	$7,220

	As of December 31, 2025
	Drug Development	Online Sales	Total

Segment Assets	$6,224	$1,398	$7,622
Segment Liabilities	$2,213	$262	$2,475